UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Brady
Title:    Chief Operations Officer
Phone:    (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio              August 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    94

Form 13F Information Table Value Total:    $ 2,014,481
                                           (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

                                            Eubel Brady & Suttman Asset Management, Inc.
                                                            SEC Form 13-F
                                                              06/30/07
         COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COL 7          COLUMN 8

                                                               MARKET
                                                               VALUE     SHRS OR SH/ PUT/   INVESMT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER               TITLE          CUSIP     (X$1,000)   PRN AMT PRN CALL   DISCRTN   MANAG   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACETO CORP                     COM               004446100       308       33329 SH          SOLE     NONE      33329
ALESCO FINL INC                COM               014485106     30749     3782153 SH          SOLE     NONE    3782153
ALTRIA GROUP INC               COM               02209S103     25855      368615 SH          SOLE     NONE     368615
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105       635       10247 SH          SOLE     NONE      10247
AMERICA SVC GROUP INC          COM               02364l109      1217       71951 SH          SOLE     NONE      71951
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106     50953     1985680 SH          SOLE     NONE    1985680
AMERICAN FINL RLTY TR          COM               02607P305     17259     1672360 SH          SOLE     NONE    1672360
AMERICAN HOME MTG INVT CORP    COM               02660r107     22497     1223973 SH          SOLE     NONE    1223973
AMERICREDIT CORP               COM               03060R101     88567     3335865 SH          SOLE     NONE    3335865
AMERISAFE INC                  COM               03071H100      2464      125505 SH          SOLE     NONE     125505
AMTRUST FINANCIAL SERVICES I   COM               032359309      9465      503730 SH          SOLE     NONE     503730
ASHFORD HOSPITALITY TR INC     COM SHS           044103109     24829     2111300 SH          SOLE     NONE    2111300
BP PLC                         SPONSORED ADR     055622104       807       11186 SH          SOLE     NONE      11186
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109     58758     1623604 SH          SOLE     NONE    1623604
CAPITAL ONE FINL CORP          COM               14040H105     78565     1001594 SH          SOLE     NONE    1001594
CASTLEPOINT HOLDINGS LTD       COM               G19522112     19135     1302565 SH          SOLE     NONE    1302565
CATO CORP NEW                  CL A              149205106      1893       86290 SH          SOLE     NONE      86290
CENTENNIAL BK HLDGS INC DEL    COM               151345303       296       35000 SH          SOLE     NONE      35000
CENTURYTEL INC                 COM               156700106     32129      655016 SH          SOLE     NONE     655016
CINCINNATI FINL CORP           COM               172062101     41175      948739 SH          SOLE     NONE     948739
CINTAS CORP                    COM               172908105     58582     1485726 SH          SOLE     NONE    1485726
COMCAST CORP NEW               CL A              20030n101     39176     1393162 SH          SOLE     NONE    1393162
COMPUDYNE CORP                 NOTE 60250% 1/1   204795AA6      2447     2484000 SH          SOLE     NONE    2484000
CONSOL ENERGY INC              COM               20854P109     91855     1992093 SH          SOLE     NONE    1992093
DELL INC                       COM               24702R101      3132      109705 SH          SOLE     NONE     109705
DIAMONDROCK HOSPITALITY CO     COM               252784301      1793       93970 SH          SOLE     NONE      93970
DISCOVERY HOLDING CO           CL A COM          25468Y107      2375      103289 SH          SOLE     NONE     103289
DUN & BRADSTREET CORP DEL NE   COM               26483E100     36638      355780 SH          SOLE     NONE     355780
EXXON MOBIL CORP               COM               30231G102      1174       13996 SH          SOLE     NONE      13996
FAIR ISAAC CORP                COM               303250104      1708       42565 SH          SOLE     NONE      42565
FBR CAPITAL MARKETS CORP       COM               30247C301     39457     2334760 SH          SOLE     NONE    2334760
FIELDSTONE INVT CORP           COM               31659U300      2612      717503 SH          SOLE     NONE     717503
FIFTH THIRD BANCORP            COM               316773100       490       12321 SH          SOLE     NONE      12321
FINISH LINE INC                CL A              317923100      1325      145410 SH          SOLE     NONE     145410
FRIEDMAN BILLINGS RAMSEY GRO   CL A              358434108     16288     2983192 SH          SOLE     NONE    2983192
GANNETT INC                    COM               364730101     80616     1467081 SH          SOLE     NONE    1467081
GENERAL COMMUNICATIONS INC     CL A              369385109      6726      525022 SH          SOLE     NONE     525022
GENERAL ELECTRIC CO            COM               369604103      1291       33735 SH          SOLE     NONE      33735
HEARST-ARGYLE TELEVISION INC   COM               422317107     25891     1074332 SH          SOLE     NONE    1074332
HIGHLAND HOSPITALITY CORP      COM               430141101      2603      135560 SH          SOLE     NONE     135560
HOME DEPOT INC                 COM               437076102     39640     1007357 SH          SOLE     NONE    1007357
HOMEBANC CORP GA               COM               43738R109      1570     1236300 SH          SOLE     NONE    1236300
IHOP CORP                      COM               449623107      2088       38370 SH          SOLE     NONE      38370
INTEL CORP                     COM               458140100       296       12455 SH          SOLE     NONE      12455
ITLA CAP CORP                  COM               450565106      6965      133630 SH          SOLE     NONE     133630
JONES APPAREL GROUP INC        COM               480074103     30146     1067119 SH          SOLE     NONE    1067119
KRAFT FOODS INC                CL A              50075n104      9974      282950 SH          SOLE     NONE     282950
K-SWISS INC                    CL A              482686102      6951      245370 SH          SOLE     NONE     245370
LANCASTER COLONY CORP          COM               513847103     36519      871790 SH          SOLE     NONE     871790
LEE ENTERPRISES INC            COM               523768109     16718      801434 SH          SOLE     NONE     801434
LEGACY RESERVES LP             UNIT LP INT       524707304     20996      779055 SH          SOLE     NONE     779055
LEUCADIA NATL CORP             COM               527288104    102401     2904999 SH          SOLE     NONE    2904999
LIBERTY GLOBAL INC             COM SER A         530555101      1591       38768 SH          SOLE     NONE      38768
LIBERTY GLOBAL INC             COM SER C         530555309      1529       38897 SH          SOLE     NONE      38897
LIBERTY MEDIA HLDG CORP        CAP COM SER A     53071M302     23749      201811 SH          SOLE     NONE     201811
LIBERTY MEDIA HLDG CORP        INT COM SER A     53071M104     15746      705171 SH          SOLE     NONE     705171
LOUISIANA PAC CORP             COM               546347105       251       13275 SH          SOLE     NONE      13275
MARINER ENERGY INC             COM               56845T305       719       29650 SH          SOLE     NONE      29650
MARKEL CORP                    COM               570535104      8009       16528 SH          SOLE     NONE      16528
MCG CAPITAL CORP               COM               58047P107       353       22020 SH          SOLE     NONE      22020
MEDIACOM COMMUNICATIONS CORP   CL A              58446k105     11586     1195711 SH          SOLE     NONE    1195711
MERCURY GENL CORP NEW          COM               589400100     44568      808703 SH          SOLE     NONE     808703
MERUELO MADDUX PROPERTIES IN   COM               590473104      6064      743130 SH          SOLE     NONE     743130
MGIC INVT CORP WIS             COM               552848103     41333      726927 SH          SOLE     NONE     726927
MICROSOFT CORP                 COM               594918104     11965      405995 SH          SOLE     NONE     405995
3M CO                          COM               88579Y101       944       10881 SH          SOLE     NONE      10881
NEWALLIANCE BANCSHARES INC     COM               650203102       270       18350 SH          SOLE     NONE      18350
NVR INC                        COM               62944T105     69053      101586 SH          SOLE     NONE     101586
PARK NATL CORP                 COM               700658107      2294       27054 SH          SOLE     NONE      27054
PETROHAWK ENERGY CORP          COM               716495106     73632     4642643 SH          SOLE     NONE    4642643
PFIZER INC                     COM               717081103     37203     1454932 SH          SOLE     NONE    1454932
PINNACLE GAS RESOURCES INC     COM               723464301      9654     1239300 SH          SOLE     NONE    1239300
PIONEER NAT RES CO             COM               723787107     24396      500840 SH          SOLE     NONE     500840
PROCTER & GAMBLE CO            COM               742718109       614       10038 SH          SOLE     NONE      10038
QUEST RESOURCE CORP            COM NEW           748349305      3952      338350 SH          SOLE     NONE     338350
RAIT FINANCIAL TRUST           COM               749227104     41371     1589985 SH          SOLE     NONE    1589985
RLI CORP                       COM               749607107     19453      347691 SH          SOLE     NONE     347691
SEABRIGHT INSURANCE HLDGS IN   COM               811656107     24713     1413788 SH          SOLE     NONE    1413788
SHERWIN WILLIAMS CO            COM               824348106     51312      771963 SH          SOLE     NONE     771963
SPECIALTY UNDERWRITERS ALLIA   COM               84751T309      1557      196335 SH          SOLE     NONE     196335
TELEPHONE & DATA SYS INC       SPL COM           879433860     16481      286383 SH          SOLE     NONE     286383
TELEPHONE & DATA SYS INC       COM               879433100     53370      852968 SH          SOLE     NONE     852968
TELLABS INC                    COM               879664100       209       19468 SH          SOLE     NONE      19468
THOMAS PPTYS GROUP INC         COM               884453101      4210      263450 SH          SOLE     NONE     263450
TIMBERLAND CO                  CL A              887100105     71318     2831185 SH          SOLE     NONE    2831185
TOPPS INC                      COM               890786106      4950      471002 SH          SOLE     NONE     471002
TOWER GROUP INC                COM               891777104     12030      377105 SH          SOLE     NONE     377105
TRINITY INDS INC               COM               896522109      1514       34763 SH          SOLE     NONE      34763
TYCO INTL LTD NEW              COM               902124106     41014     1213803 SH          SOLE     NONE    1213803
UNITED PARCEL SERVICE INC      CL B              911312106      6879       94237 SH          SOLE     NONE      94237
UST INC                        COM               902911106     47241      879564 SH          SOLE     NONE     879564
WACHOVIA CORP 2ND NEW          COM               929903102     24925      486338 SH          SOLE     NONE     486338
WALGREEN CO                    COM               931422109       469       10783 SH          SOLE     NONE      10783
WILLIAMS CTLS INC              COM NEW           969465608      3990      228132 SH          SOLE     NONE     228132

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